THE CUTLER TRUST

October 29, 2024

Submitted via Edgar

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: The Cutler Trust (the “Trust”)

File Nos. 811-07242 and 33-52850

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies on behalf of the Trust that: (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A relating to the Cutler Equity Fund; and (ii) the text of the most recent post-effective amendment has been filed electronically with the U.S. Securities and Exchange Commission on October 25, 2024, with an effective date of October 28, 2024, with regard to the Cutler Equity Fund.

Please contact the undersigned at 513-326-3586 if you have any questions.

Very truly yours,

/s/ Jennifer Merchant

Jennifer Merchant

Secretary

THE CUTLER TRUST    ♦    P.O. BOX 46707    ♦    CINCINNATI, OH 45246

Cutler Equity Fund is distributed by Ultimus Fund Distributors, LLC